LONG-TERM INVESTMENTS - Narratives (Details)	1 Months Ended						12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
LONG-TERM INVESTMENTS
Cash consideration for equity investment without readily determinable fair value			$ 564,900						$ 832,219
Impairment against equity investment without readily determinable fair value								$ 128,204
Share of equity loss							$ (86,405)	(9,214)
Qucheng
LONG-TERM INVESTMENTS
Equity investment without readily determinable fair value, percent			12.00%	12.00%
Cash consideration for equity investment without readily determinable fair value			$ 1,397,119	¥ 9,600,000
Impairment against equity investment without readily determinable fair value							$ 0	$ 128,204
Xinrong Fanxing
LONG-TERM INVESTMENTS
Equity interests					10.00%	10.00%
Cash consideration for equity method investment					$ 1,550,195	¥ 10,000,000
Shanxingzhe
LONG-TERM INVESTMENTS
Equity interests	42.85%	42.85%
Cash consideration for equity method investment	$ 4,236,750	¥ 30,000,000